Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,546,875.00
Previously Paid Amount	0.00
Total Fee Amount	4,218.53
Total Offset Amount	4,218.53
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A